SUBSEQUENT EVENT	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENT
26.	SUBSEQUENT EVENT

On March 6, 2013, a complaint was filed in Huainan Intermediate People’s Court against the Company’s Chief Executive Officer, Beijing Ninetowns Ports, Huainan Ninetowns Suitable Estate and Huainan Huacheng by Manere Development Limited. The complaint alleges breach of contract and claims RMB46 million (US$7.8 million) and 25% ownership of Huainan Huacheng. The first hearing is to be held on May 30, 2013. Based on a review of the lawsuit, management believes that the allegations are without merit and intends to vigorously defend the claim.